INCOME TAX BENEFIT - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax rate	0.00%	0.00%	0.00%	0.00%
Decrease in valuation allowance	$ 28,100
Valuation allowance	7,944		$ 14,060	$ 0
Unrecognized tax benefits	$ 0		$ 0	$ 0